Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB
Advance from shippers and truckers(1)	411,577	687,971
Payables for repurchase of ordinary shares and share options from employees	273,790	—
Salaries and welfare payables	174,142	272,702
Consideration payable for acquisition of TYT	—	70,760
Deposit from truckers for value added service	47,251	53,820
Accrued rental and other service fees	20,388	56,095
Others	14,494	64,831
Total	941,642	1,206,179

(1)	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage services and value-added services.